SEGMENT REPORTING (Schedule of Revenues by Product Groups) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenues	$ 702,882	$ 637,379	$ 430,258
Marketing Services [Member]
Revenue from External Customer [Line Items]
Revenues	294,484	278,322	249,861
Marketing Services [Member] | New Home [Member]
Revenue from External Customer [Line Items]
Revenues	260,333	258,479	222,963
Marketing Services [Member] | Secondary and Rental Properties [Member]
Revenue from External Customer [Line Items]
Revenues	1,093	919	1,203
Marketing Services [Member] | Home Furnishing and Improvement [Member]
Revenue from External Customer [Line Items]
Revenues	33,058	18,924	25,695
E Commerce Services [Member]
Revenue from External Customer [Line Items]
Revenues	244,344	188,107	102,162
E Commerce Services [Member] | New Home [Member]
Revenue from External Customer [Line Items]
Revenues	244,294	188,102	102,019
E Commerce Services [Member] | Other Product Groups [Member]
Revenue from External Customer [Line Items]
Revenues	50	5	143
Listing Services [Member]
Revenue from External Customer [Line Items]
Revenues	145,654	161,547	72,874
Listing Services [Member] | Secondary and Rental Properties [Member]
Revenue from External Customer [Line Items]
Revenues	124,172	144,963	55,114
Listing Services [Member] | Other Product Groups [Member]
Revenue from External Customer [Line Items]
Revenues	2,463	2,406	4,168
Listing Services [Member] | Research [Member]
Revenue from External Customer [Line Items]
Revenues	$ 19,019	$ 14,178	$ 13,592